Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
2022	¥ 704,742
2023	646,866
2024	654,121
2025	513,130
2026	371,855
Thereafter	1,526,119
Total	¥ 4,416,833	¥ 4,279,354